Income Taxes - Schedule of Reconciliation of Income Tax Expense (Benefit) (Detail)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	21.00%	21.00%
State income taxes, net of federal benefit	3.70%	5.20%
Permanent differences	4.40%	(1.20%)
Foreign rate differential	(0.40%)	0.00%
Research and development tax credits	(4.30%)	0.80%
Change in valuation allowance	(48.20%)	(25.80%)
Stock based compensation	37.00%	0.00%
State rate changes	8.00%	0.00%
Deferred true ups	(2.20%)	0.00%
Provision to Return	0.00%	0.00%
Effective income tax rate	3.00%	0.00%